CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for credit loss	$ 61,167	$ 62,009	$ 56,981
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued	290,550,440	289,757,061	288,273,049
Common Stock, Shares, Outstanding	290,550,440	289,757,061	288,273,049